28. EFFECT OF MOVEMENTS IN EXCHANGE RATES (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current liabilities
Other current financial liabilities	$ 129,222,021	$ 140,452,483
Trade and other payables, current	124,333,481	120,753,782
Trade payables due to related entities, current	5,777,642	7,361,779
Other short-term provisions	24,407,046	17,420,500	$ 22,725,436
Current tax liabilities	12,540,564	18,813,566
Post-employment obligations, current	16,216,767	15,074,953
Other current non-financial liabilities	770,158	815,077
Total current liabilities	313,267,679	320,692,140
Up to 90 days
Current liabilities
Other current financial liabilities	82,848,329	64,839,997
Trade and other payables, current	124,333,481	120,753,782
Trade payables due to related entities, current	5,777,642	7,361,779
Other short-term provisions	24,407,046	17,420,500
Current tax liabilities	12,540,564	18,813,566
Post-employment obligations, current	16,216,767	15,074,953
Other current non-financial liabilities	770,158	815,077
Total current liabilities	266,893,987	245,079,654
Up to 90 days | CHILEAN PESO
Current liabilities
Other current financial liabilities	4,549,958	12,333,693
Trade and other payables, current	58,517,532	71,019,992
Trade payables due to related entities, current	3,973,603	4,730,034
Other short-term provisions	3,259,967	552,062
Current tax liabilities	9,956,364	16,879,385
Post-employment obligations, current	10,070,391	10,279,651
Other current non-financial liabilities	690,459	698,178
Total current liabilities	91,018,274	116,492,995
Up to 90 days | USD
Current liabilities
Other current financial liabilities	61,232,316	33,382,116
Trade and other payables, current	42,383,198	27,591,091
Trade payables due to related entities, current	914	4,122
Other short-term provisions	9,764,779	9,176,355
Current tax liabilities	1,282,594	1,265,739
Post-employment obligations, current	4,361,870	3,116,704
Other current non-financial liabilities	68,257	110,532
Total current liabilities	119,093,928	74,646,659
Up to 90 days | CAD
Current liabilities
Other current financial liabilities	9,306	28,168
Trade and other payables, current	196,220	258,820
Trade payables due to related entities, current	75,209	401,238
Other short-term provisions	1,138,228	923,600
Current tax liabilities	9,780	3,148
Total current liabilities	1,428,743	1,614,974
Up to 90 days | EUR
Current liabilities
Other current financial liabilities	186,010	33,525
Trade and other payables, current	2,799,849	3,073,408
Other short-term provisions	4,598,167	3,607,427
Current tax liabilities	62,344	130,086
Post-employment obligations, current	175,896	191,176
Total current liabilities	7,822,266	7,035,622
Up to 90 days | UF
Current liabilities
Other current financial liabilities	12,333,828	17,137,339
Trade and other payables, current	11,814	17,776
Other short-term provisions	991,446	57,073
Current tax liabilities		0
Total current liabilities	13,337,088	17,212,188
Up to 90 days | GBP
Current liabilities
Other current financial liabilities	415,734	63,652
Trade and other payables, current	8,692,309	7,338,446
Other short-term provisions	2,737,251	2,885,090
Current tax liabilities	71,934	3,591
Post-employment obligations, current	661,113	646,336
Total current liabilities	12,578,341	10,937,115
Up to 90 days | SEK
Current liabilities
Other current financial liabilities	151,857	18,303
Trade and other payables, current	2,207,219	2,212,232
Other short-term provisions	12,394	82,658
Current tax liabilities	244,174	51,910
Post-employment obligations, current	74,214	66,822
Other current non-financial liabilities	676	3,664
Total current liabilities	2,690,534	2,435,589
Up to 90 days | NOK
Current liabilities
Other current financial liabilities	10,540	3,389
Trade and other payables, current	1,189,157	2,711,296
Other short-term provisions	1,801,519	99,178
Current tax liabilities	111,012	62,009
Post-employment obligations, current	43,905	53,990
Other current non-financial liabilities	0	942
Total current liabilities	3,156,133	2,930,804
Up to 90 days | ARS
Current liabilities
Other current financial liabilities	933,006	893,132
Total current liabilities	933,006	893,132
Up to 90 days | BRL
Current liabilities
Other current financial liabilities	102,591	942,108
Trade and other payables, current	3,085,053	2,725,087
Other short-term provisions	144	29,865
Post-employment obligations, current	426,545	438,344
Total current liabilities	3,614,333	4,135,404
Up to 90 days | CNY
Current liabilities
Trade and other payables, current	98,947	35,868
Other short-term provisions	5,755	5,459
Current tax liabilities	111,930	82,362
Post-employment obligations, current	190,026	149,046
Other current non-financial liabilities	513	884
Total current liabilities	407,171	273,619
Up to 90 days | MXN
Current liabilities
Other current financial liabilities	2,923,183	4,572
Trade and other payables, current	5,150,023	3,749,883
Trade payables due to related entities, current	1,727,916	2,226,385
Other short-term provisions	45,815	1,733
Current tax liabilities	666,243	304,437
Post-employment obligations, current	156,686	109,808
Other current non-financial liabilities	10,238	877
Total current liabilities	10,680,104	6,397,695
Up to 90 days | ZAR
Current liabilities
Trade and other payables, current	2,160	19,883
Other short-term provisions	51,581
Current tax liabilities	24,189	30,899
Post-employment obligations, current	56,121	23,076
Other current non-financial liabilities	15	0
Total current liabilities	134,066	73,858
90 days to 1 year
Current liabilities
Other current financial liabilities	46,373,692	75,612,486
Trade and other payables, current	0	0
Trade payables due to related entities, current	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Post-employment obligations, current	0	0
Other current non-financial liabilities	0	0
Total current liabilities	46,373,692	75,612,486
90 days to 1 year | CHILEAN PESO
Current liabilities
Other current financial liabilities	11,158,141	10,000,000
Trade and other payables, current	0	0
Trade payables due to related entities, current	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Post-employment obligations, current	0	0
Other current non-financial liabilities	0	0
Total current liabilities	11,158,141	10,000,000
90 days to 1 year | USD
Current liabilities
Other current financial liabilities	30,435,385	51,300,400
Trade and other payables, current	0	0
Trade payables due to related entities, current	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Post-employment obligations, current	0	0
Other current non-financial liabilities	0	0
Total current liabilities	30,435,385	51,300,400
90 days to 1 year | CAD
Current liabilities
Other current financial liabilities	0	0
Trade and other payables, current	0	0
Trade payables due to related entities, current	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Total current liabilities	0	0
90 days to 1 year | EUR
Current liabilities
Other current financial liabilities	0	0
Trade and other payables, current	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Post-employment obligations, current	0	0
Total current liabilities	0	0
90 days to 1 year | UF
Current liabilities
Other current financial liabilities	41,679	6,699,548
Trade and other payables, current	0	0
Other short-term provisions	0	0
Current tax liabilities		0
Total current liabilities	41,679	6,699,548
90 days to 1 year | GBP
Current liabilities
Other current financial liabilities	0	0
Trade and other payables, current	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Post-employment obligations, current	0	0
Total current liabilities	0	0
90 days to 1 year | SEK
Current liabilities
Other current financial liabilities	0	0
Trade and other payables, current	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Post-employment obligations, current	0	0
Other current non-financial liabilities	0	0
Total current liabilities	0	0
90 days to 1 year | NOK
Current liabilities
Other current financial liabilities	0	0
Trade and other payables, current	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Post-employment obligations, current	0	0
Other current non-financial liabilities	0	0
Total current liabilities	0	0
90 days to 1 year | ARS
Current liabilities
Other current financial liabilities	121,825	1,698,597
Total current liabilities	121,825	1,698,597
90 days to 1 year | BRL
Current liabilities
Other current financial liabilities	4,616,662	3,849,422
Trade and other payables, current	0	0
Other short-term provisions	0	0
Post-employment obligations, current	0	0
Total current liabilities	4,616,662	3,849,422
90 days to 1 year | CNY
Current liabilities
Trade and other payables, current	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Post-employment obligations, current	0	0
Other current non-financial liabilities	0	0
Total current liabilities	0	0
90 days to 1 year | MXN
Current liabilities
Other current financial liabilities	0	2,064,519
Trade and other payables, current	0	0
Trade payables due to related entities, current	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Post-employment obligations, current	0	0
Other current non-financial liabilities	0	0
Total current liabilities	0	2,064,519
90 days to 1 year | ZAR
Current liabilities
Trade and other payables, current	0	0
Other short-term provisions	0
Current tax liabilities	0	0
Post-employment obligations, current	0	0
Other current non-financial liabilities	0	0
Total current liabilities	$ 0	$ 0